Vessels and Other Fixed Assets, Net - Capital leases (Table)(Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Years
Unamortized Deferred financing fees	$ 10,496	$ 16,037
Lease commitments - current portion	6,235	4,490
Lease commitments - non-current portion	152,613	75,030
Capital Lease Obligations
Years
December 31, 2017	14,980
December 31, 2018	17,166
December 31, 2019	22,439
December 31, 2020	23,467
December 31, 2021	23,121
December,31 2022 and thereafter	108,016
Total capital lease minimum payments	209,189
Unamortized Deferred financing fees	39	$ 0
Total lease commitments, net	209,150
Excluding bareboat interest	50,302
Lease commitments - current portion	6,235
Lease commitments - non-current portion	$ 152,613